Property and equipment	6 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment

7. Property and equipment

The Company’s property and equipment at December 31, 2025 and June 30, 2025 consisted of the following:

	Estimated Useful Life	December 31, 2025	June 30, 2025

Motor Vehicle	5 years	$51,741	$51,741
Property and equipment, gross		51,741	51,741
Less accumulated depreciation		(33,895)	(31,619)

Property and equipment, net		$17,846	$20,122

During the six-month periods ended December 31, 2025 and 2024, the depreciation expenses recognized were $2,530 and $5,195 respectively.

GMEX ROBOTICS CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)